CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Class A Ordinary shares CNY (¥) shares	Ordinary Shares Class A Ordinary shares USD ($) shares	Ordinary Shares Class B Ordinary shares CNY (¥) shares	Ordinary Shares Class B Ordinary shares USD ($) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulative other comprehensive (loss)/income CNY (¥)	Accumulative other comprehensive (loss)/income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Class A Ordinary shares shares	Class B Ordinary shares shares	CNY (¥) shares	USD ($) shares
Beginning Balance at Dec. 31, 2022	¥ 27		¥ 51				¥ 98,666				¥ (406,164)				¥ 73				¥ (307,347)
Beginning Balance (in shares) at Dec. 31, 2022 | shares	37,486,524	37,486,524	69,614,625	69,614,625
Changes in Shareholders' (Deficit)/Equity
Net income											800,903				1,663				802,566
Foreign currency translation adjustment, net of nil income tax expenses													¥ (9,159)						(9,159)
Acquisition of a subsidiary with non-controlling interests															820				820
Accretion of convertible redeemable preferred shares to redemption value							(16,010)				(27,320)								(43,330)
Appropriation to statutory reserves									¥ 276		(276)
Dividends to non-controlling interests															(1,765)				(1,765)
Capital injection from non-controlling interests shareholder															540				540
Exchange of ordinary shares for preferred shares	¥ (1)		¥ (1)								(32,181)								(32,183)
Exchange of ordinary shares for preferred shares (in shares) | shares	(1,046,761)	(1,046,761)	(1,610,888)	(1,610,888)													1,046,761	1,610,888
Exchange of Class B ordinary shares for Class A ordinary shares	¥ 1		¥ (1)
Exchange of Class B ordinary shares for Class A ordinary shares (in shares) | shares	2,729,630	2,729,630	(2,729,630)	(2,729,630)
Ending Balance at Dec. 31, 2023	¥ 27		¥ 49				82,656		276		334,962		(9,159)		1,331				410,142
Ending Balance (in shares) at Dec. 31, 2023 | shares	39,169,393	39,169,393	65,274,107	65,274,107
Changes in Shareholders' (Deficit)/Equity
Net income											2,516,114				17,368				2,533,482
Foreign currency translation adjustment, net of nil income tax expenses													11,756						11,756
Repurchase of ordinary shares					¥ (210,082)														(210,082)
Repurchase of ordinary shares (in shares) | shares					(5,699,608)	(5,699,608)
Acquisition of a subsidiary with non-controlling interests															19,476				19,476
Accretion of convertible redeemable preferred shares to redemption value											(62,000)								(62,000)
Accretion of redeemable noncontrolling interests to redemption value											(18,891)								(18,891)
Appropriation to statutory reserves									18,161		(18,161)
Dividends to non-controlling interests															(1,282)				(1,282)
Capital injection from non-controlling interests shareholder															13,577				13,577
Reclassification of Redeemable Noncontrolling Interests to Noncontrolling Interests															50,100				50,100
Share-based compensation							8,197												8,197
Ending Balance at Dec. 31, 2024	¥ 27		¥ 49		¥ (210,082)		90,853		18,437		2,752,024		2,597		100,570				2,754,475
Ending Balance (in shares) at Dec. 31, 2024 | shares	39,169,393	39,169,393	65,274,107	65,274,107
Ending Balance (in shares) at Dec. 31, 2024 | shares					(5,699,608)	(5,699,608)
Changes in Shareholders' (Deficit)/Equity
Net income											1,171,149				15,196				1,186,345
Foreign currency translation adjustment, net of nil income tax expenses													(68,455)						(68,455)
Fundraising proceeds from initial public offering ("IPO"), net of listing expense relating to the IPO in the amount of RMB52.0 million	¥ 12						3,129,760												3,129,772
Fundraising proceeds from initial public offering ("IPO"), net of listing expense relating to the IPO in the amount of RMB52.0 million (in shares) | shares	16,886,589	16,886,589
Conversion (exchange) of preferred shares into ordinary shares	¥ 51						953,811												953,862
Conversion (exchange) of preferred shares into ordinary shares (in shares) | shares	70,122,009	70,122,009
Accretion of convertible redeemable preferred shares to redemption value											(20,082)								(20,082)
Appropriation to statutory reserves									16,476		(16,849)				373
Dividends to shareholders							(1,233,069)												(1,233,069)
Disposal of subsidiaries															(10,311)				(10,311)
Dividends to non-controlling interests															(168)				(168)
Capital injection from non-controlling interests shareholder															175,103				175,103
Repurchase of non-controlling interests							3,292								(45,466)				(42,174)
Share-based compensation							723,538												723,538
Exercising of share options and vesting of restricted share units	¥ 3						28,260												¥ 28,263
Exercising of share options and vesting of restricted share units (in shares) | shares	5,010,836	5,010,836																	5,004,064	5,004,064
Ending Balance at Dec. 31, 2025	¥ 93	$ 13	¥ 49	$ 7	¥ (210,082)	$ (30,041)	¥ 3,696,445	$ 528,585	¥ 34,913	$ 4,992	¥ 3,886,242	$ 555,725	¥ (65,858)	$ (9,418)	¥ 235,297	$ 33,647			¥ 7,577,099	$ 1,083,510
Ending Balance (in shares) at Dec. 31, 2025 | shares	131,188,827	131,188,827	65,274,107	65,274,107
Ending Balance (in shares) at Dec. 31, 2025 | shares					(5,699,608)	(5,699,608)